Restructuring Provision - Rollforward of Restructuring Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in restructuring provision [Abstract]
Opening balance	$ 0	$ 557
Additions	3,131	1,011
Payments	1,946	1,568
Ending balance	$ 1,185	$ 0